Interest and Finance Costs, net (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	6		6
Notional amount of floating-to-fixed interest rate swaps	$ 251,080		$ 251,080
Fixed interest rate	2.64%		2.64%
Floating rate basis			six-month LIBOR
Change in fair value of non-hedging financial instruments	$ 1,690	$ 2,766	$ 2,050	$ 5,553
Number of bunker put option agreements held		3		3
Fair value of bunker put option agreements		$ 534		$ 534
Number of bunker call option agreement entered into			2	2
Bunker call options premium			$ 266	$ 314
Number of bunker call option agreements held	14		14		12
Fair value of remaining twelve bunker call option agreements	$ 1,164		$ 1,164		$ 154
First
Derivatives Fair Value [Line Items]
Maturity date			May 31, 2018
Last
Derivatives Fair Value [Line Items]
Maturity date			Jan. 31, 2023
Designated As Hedging Instrument
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	6		6		6
Notional amount of floating-to-fixed interest rate swaps	$ 251,080		$ 251,080		$ 239,549
Fair value of hedging interest rate swaps	(10,530)		(10,530)		$ (7,847)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 3,518		3,518
Not Designated As Hedging Instrument
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps					1
Not Designated As Hedging Instrument | Interest Rate Swap
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments			1,040	1,241
Not Designated As Hedging Instrument | Bunker Swap
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments			$ 1,010	5,907
Not Designated As Hedging Instrument | Bunker Put Option
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments				$ (1,909)